Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Financial Expenses
	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Interest (income) expenses, net	3	(20)
Exchange rate loss	2	17
Other	1	1

Total financial expenses (income), net	6	(2)